Restricted Net Assets (Narrative) (Details) (Group's subsidiaries, VIEs and subsidiaries of VIE incorporated in PRC [Member]) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Schedule of Restricted Net Assets [Line Items]
Portion of after-tax profit to be allocated to general reserve under PRC law (as a percent)	10.00%	10.00%
Required general reserve/registered capital ratio to de-force compulsory net profit allocation to general reserve (as a percent)	50.00%	50.00%
Restricted Net Assets	$ 16.2	100.9	91.3
Whether restricted net assets exceed 25% of consolidated net assets of the Company	No	No